Note 2 - Summary of Significant Accounting Policies (Details) - Net Income (Loss) Per Share (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Income (Loss) Per Share [Abstract]
Net income (loss) of Avalon Holdings Corporation common shareholders (in Dollars)	$ (1,080)	$ 438
Shares used in computing basic income (loss) per share	3,803,331	3,803,331
Potentially dilutive shares from stock options		287,000
Shares used in computing dilutive income (loss) per share	3,803,000	4,089,679
Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share (in Dollars per share)	$ (0.28)	$ 0.12
Dilutive net income (loss) per share (in Dollars per share)	$ (0.28)	$ 0.11